BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Short-term borrowings:
Borrowings from banks	$ 479,419	$ 601,165
Borrowings from related parties	784,288	199,570
Other short-term financing arrangements		1,784
Total	1,263,707	802,519
Long-term borrowings:
Borrowings from bank	$ 98,254	$ 0
Loan term			5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Interest rate on short-term borrowings	4.65%	4.32%
Total line of credit	$ 347,143	$ 916,748
Unused portion	$ 82,091	241,918
Long-term borrowings
Long-term borrowings:
Loan term	2 years
Principal amount of debt	$ 98,153
Interest rate	2.40%
Collateral amount	$ 98,960
Long-term borrowings | Due In August 2027
Long-term borrowings:
Borrowings from bank	84,765
Long-term borrowings | Due In December 2027
Long-term borrowings:
Borrowings from bank	13,489
Short term debt | Restricted cash
Long-term borrowings:
Collateral amount	387,185	368,382
Third parties
Short-term borrowings:
Total	$ 479,419	$ 602,949
Third parties | Loans payable
Long-term borrowings:
Loan term	1 year	1 year
Principal amount of debt	$ 587,785	$ 644,914
Third parties | Loans payable | Minimum
Long-term borrowings:
Variable interest rate	0.40%	0.30%
Third parties | Loans payable | Maximum
Long-term borrowings:
Variable interest rate	0.75%	3.50%
Related parties
Short-term borrowings:
Total	$ 784,288	$ 199,570
Related parties | Loans payable | Minimum
Long-term borrowings:
Interest rate	3.45%
Related parties | Loans payable | Maximum
Long-term borrowings:
Interest rate	7.91%